Property, Plant and Equipment (Details) - Schedule of comprehensive income (within profit and loss) and capital work in progress - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of comprehensive income (within profit and loss) and capital work in progress [Abstract]
Direct costs (note 4)	$ 5,799,023	$ 5,785,745
Property, plant and equipment	310,288	233,113
Total	$ 6,109,311	$ 6,018,858